Risk Report - Asset Quality - Financial Assets at amortized cost by Business Division (Detail) - EUR (€) € in Millions	Dec. 31, 2023		Dec. 31, 2022
Total Consolidated Segments [Domain Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	€ 761,400	[1]	€ 786,776	[2]
Allowance for Credit Losses	5,285		4,995
Total Consolidated Segments [Domain Member] | Stage 1 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	692,091	[1]	729,021	[2]
Allowance for Credit Losses	447		533
Total Consolidated Segments [Domain Member] | Stage 2 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	55,704	[1]	45,335	[2]
Allowance for Credit Losses	680		626
Total Consolidated Segments [Domain Member] | Stage 3 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	12,799	[1]	11,379	[2]
Allowance for Credit Losses	3,960		3,656
Total Consolidated Segments [Domain Member] | Stage 3 POCI [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	806	[1]	1,041	[2]
Allowance for Credit Losses	198		180
Corporate Bank [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	122,329	[1]	128,892	[2]
Allowance for Credit Losses	1,053		1,153
Corporate Bank [Member] | Stage 1 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	105,812	[1]	114,983	[2]
Allowance for Credit Losses	67		91
Corporate Bank [Member] | Stage 2 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	13,706	[1]	11,030	[2]
Allowance for Credit Losses	110		99
Corporate Bank [Member] | Stage 3 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	2,812		2,879	[2]
Allowance for Credit Losses	876		963
Corporate Bank [Member] | Stage 3 POCI [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	0		0	[2]
Allowance for Credit Losses	0		0
Investment Bank [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	167,804	[1]	178,147	[2]
Allowance for Credit Losses	962		904
Investment Bank [Member] | Stage 1 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	150,562	[1]	164,443	[2]
Allowance for Credit Losses	119		145
Investment Bank [Member] | Stage 2 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	13,309	[1]	10,288	[2]
Allowance for Credit Losses	108		89
Investment Bank [Member] | Stage 3 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	3,127	[1]	2,375	[2]
Allowance for Credit Losses	536		491
Investment Bank [Member] | Stage 3 POCI [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	806	[1]	1,041	[2]
Allowance for Credit Losses	198		180
Private Bank [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	266,960	[1]	272,375	[2]
Allowance for Credit Losses	3,191		2,883
Private Bank [Member] | Stage 1 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	233,744	[1]	243,896	[2]
Allowance for Credit Losses	249		283
Private Bank [Member] | Stage 2 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	26,815	[1]	22,609	[2]
Allowance for Credit Losses	445		433
Private Bank [Member] | Stage 3 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	6,400	[1]	5,870	[2]
Allowance for Credit Losses	2,497		2,167
Private Bank [Member] | Stage 3 POCI [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	0		0	[2]
Allowance for Credit Losses	0		0
Asset Management [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	1,232	[1]	1,910	[2]
Allowance for Credit Losses	0		0
Asset Management [Member] | Stage 1 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	1,224	[1]	1,861	[2]
Allowance for Credit Losses	0		0
Asset Management [Member] | Stage 2 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	8	[1]	49	[2]
Allowance for Credit Losses	0		0
Asset Management [Member] | Stage 3 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	0		0	[2]
Allowance for Credit Losses	0		0
Asset Management [Member] | Stage 3 POCI [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	0		0	[2]
Allowance for Credit Losses	0		0
Corporate & Other [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	203,075	[1]	205,453	[2],[3]
Allowance for Credit Losses	79		54	[3]
Corporate & Other [Member] | Stage 1 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	200,749	[1]	203,838	[2],[3]
Allowance for Credit Losses	11		14	[3]
Corporate & Other [Member] | Stage 2 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	1,866	[1]	1,359	[2],[3]
Allowance for Credit Losses	16		5	[3]
Corporate & Other [Member] | Stage 3 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	460	[1]	255	[2],[3]
Allowance for Credit Losses	51		35	[3]
Corporate & Other [Member] | Stage 3 POCI [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	0		0	[2],[3]
Allowance for Credit Losses	€ 0		€ 0	[3]

[1]	Gross Carrying Amount numbers per business division are reported after a reallocation of cash balances from business divisions to Corporate & Other.
[2]	Gross Carrying Amount numbers per business division are reported after a reallocation of cash balances from business divisions to Corporate & Other
[3]	Prior year’s comparatives aligned to presentation in the current year